Subsequent Events (Details) - Subsequent Event [Member] - CNY (¥)	1 Months Ended
	Aug. 29, 2022	Jul. 31, 2022
Subsequent Events (Details) [Line Items]
Total consideration		¥ 23,000
Settlement amount		¥ 16,150
Subsequent event description	On August 29, 2022, the Company and the Purchaser entered into amendment agreements (“Amendment”) to the Securities Purchase Agreement, Bond, and JAK Warrants to change the floor price to $4.50 per Ordinary Share from $6.0 per Ordinary Share as amended on March 1, 2022 for the conversion price of the Bond and exercise price of the Warrants. The Company has evaluated the accounting impact on private placement and determined that the amendment has no impact on the condensed consolidated financial statements.